CONSOLIDATED BALANCE SHEETS (USD $)	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Current
Cash and cash equivalents	$ 1,215,899	$ 1,341	$ 13,692
Owned securities	453,750	3,750	7,500
Accounts receivable	33,405	10,268	56,724
Prepaid expenses and deposit	258,583	6,913	10,731
Assets held for sale	0	32,197	0
Total current assets	1,961,637	54,469	88,647
Non-Current
Long term investments - GSWPS	0	0	100,697
Oil and Gas Asset	4,000	0
Mineral Property		0	291,843
Medical Marijuana Assets	4,863,829	0
Total Assets	6,829,466	54,469	481,187
Current
Accounts payable	243,000	354,928	126,770
Short Term Loan- related party	0	47,380	50,045
Due to related parties	72,910	123,610	187,808
Total Current Liabilities	315,910	525,918	364,623
Warrants Liability		0	9,789
Total Liabilities		525,918	374,412
STOCKHOLDERS' EQUITY
Share capital Authorized: 200,000,000 common shares with a par value of $0.001 per share Issued and outstanding: 88,957,414 common shares at May 31, 2014 and August 31,2013: 30,314,415	88,957	30,314	27,828
Additional paid-in capital	13,994,152	5,622,895	5,472,701
Deficit accumulated during the exploration stage	(7,569,553)	(6,124,658)	(5,393,754)
Total Stockholders' Equity	6,513,556	(471,449)	106,775
Total Liabilities and Stockholders' Equity	$ 6,829,466	$ 54,469	$ 481,187